UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-22427
Investment Company Act File Number
MSAR Completion Portfolio
(Formerly, Multi-Sector Option Strategy Portfolio)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
October 31
Date of Fiscal Year End
July 31, 2011
Date of Reporting Period

Item 1.	Schedule of Investments

MSAR Completion Portfolio
July 31, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds & Notes — 5.1%

	Principal
	Amount
Security	(000’s omitted)	Value
Agriculture — 0.4%
Altria Group, Inc., 8.50%, 11/10/13	$1,000	$1,156,592

		$1,156,592

Beverages — 0.8%
Anheuser-Busch Cos., Inc., 5.50%, 1/15/18	$1,000	$1,143,523
Coca-Cola Refreshments USA, Inc., 1.125%, 11/12/13	1,200	1,202,017

		$2,345,540

Commercial Services — 0.4%
Western Union Co. (The), 6.50%, 2/26/14	$1,000	$1,122,191

		$1,122,191

Electric — 0.4%
PPL Energy Supply, LLC, 6.50%, 5/1/18	$1,200	$1,381,608

		$1,381,608

Entertainment — 0.4%
International Game Technology, 7.50%, 6/15/19	$1,100	$1,286,083

		$1,286,083

Foods — 0.8%
Kellogg Co., 4.00%, 12/15/20	$1,150	$1,188,758
Kraft Foods, Inc., Sr. Notes, 5.375%, 2/10/20	1,000	1,130,562

		$2,319,320

Media — 0.3%
Walt Disney Co. (The), 6.375%, 3/1/12	$1,000	$1,034,622

		$1,034,622

Office Equipment/Supplies — 0.4%
Xerox Corp., 6.40%, 3/15/16	$1,150	$1,339,187

		$1,339,187

Oil & Gas — 0.4%
Statoil ASA, 3.875%, 4/15/14	$1,000	$1,078,887

		$1,078,887

Retail — 0.8%
Home Depot, Inc., 5.25%, 12/16/13	$1,087	$1,189,187
Staples, Inc., 9.75%, 1/15/14	1,000	1,190,622

		$2,379,809

Total Corporate Bonds & Notes (identified cost $14,806,295)		$15,443,839

Commercial Mortgage-Backed Securities — 30.6%

	Principal
	Amount
Security	(000’s omitted)	Value
ASC, Series 1996-MD6, Class A7, 8.335%, 11/13/29(1)	$1,177	$1,179,882
BACM, Series 2002-2, Class A3, 5.118%, 7/11/43	1,412	1,429,401
BACM, Series 2003-1, Class A2, 4.648%, 9/11/36	3,000	3,109,154
BACM, Series 2003-2, Class A4, 5.061%, 3/11/41(1)	1,500	1,587,659
BACM, Series 2004-1, Class A4, 4.76%, 11/10/39	1,500	1,584,882
BACM, Series 2004-3, Class A5, 5.536%, 6/10/39(1)	2,089	2,260,233

	Principal
	Amount
Security	(000’s omitted)	Value
BACM, Series 2004-6, Class A5, 4.811%, 12/10/42	$1,500	$1,605,808
BACM, Series 2005-1, Class A5, 5.163%, 11/10/42(1)	1,750	1,910,317
BSCMS, Series 2002-TOP8, Class A2, 4.83%, 8/15/38	1,100	1,130,575
BSCMS, Series 2003-T10, Class A2, 4.74%, 3/13/40	3,000	3,125,069
BSCMS, Series 2004-PWR4, Class A2, 5.286%, 6/11/41(1)	1,678	1,745,221
BSCMS, Series 2004-PWR5, Class A3, 4.565%, 7/11/42	79	78,714
BSCMS, Series 2004-T14, Class A4, 5.20%, 1/12/41(1)	1,250	1,339,463
CGCMT, Series 2004-C1, Class A3, 5.251%, 4/15/40(1)	286	298,539
CGCMT, Series 2004-C1, Class A4, 5.368%, 4/15/40(1)	1,030	1,113,290
CGCMT, Series 2004-C2, Class A5, 4.733%, 10/15/41	1,300	1,392,085
COMM, Series 2004-LB2A, Class A4, 4.715%, 3/10/39	1,500	1,584,005
COMM, Series 2005-LP5, Class A4, 4.982%, 5/10/43(1)	2,065	2,234,769
CSFB, Series 2002-CKP1, Class A3, 6.439%, 12/15/35	828	836,396
CSFB, Series 2002-CP5, Class A2, 4.94%, 12/15/35	3,000	3,098,606
CSFB, Series 2003-C3, Class D, 4.131%, 5/15/38	2,250	2,268,155
CSFB, Series 2004-C1, Class A4, 4.75%, 1/15/37(1)	1,500	1,579,434
CSFB, Series 2004-C2, Class A2, 5.416%, 5/15/36(1)	1,300	1,405,784
CSFB, Series 2004-C3, Class A5, 5.113%, 7/15/36(1)	2,250	2,411,646
CSFB, Series 2004-C4, Class A5, 4.514%, 10/15/39	1,500	1,530,280
CSFB, Series 2005-C1, Class A4, 5.014%, 2/15/38(1)	1,250	1,354,093
GCCFC, Series 2003-C1, Class D, 4.29%, 7/5/35(2)	1,250	1,295,519
GCCFC, Series 2003-C2, Class A3, 4.533%, 1/5/36	688	695,511
GECMC, Series 2002-2A, Class A3, 5.349%, 8/11/36	3,000	3,080,813
GECMC, Series 2002-2A, Class F, 6.019%, 8/11/36(1)(2)	2,000	2,060,009
GECMC, Series 2004-C1, Class A3, 4.596%, 11/10/38	1,000	1,051,154
GECMC, Series 2004-C2, Class A4, 4.893%, 3/10/40	1,260	1,345,411
GECMC, Series 2004-C3, Class A4, 5.189%, 7/10/39(1)	1,790	1,922,013
GECMC, Series 2005-C1, Class A3, 4.578%, 6/10/48	1,288	1,330,035
GMACC, Series 2004-C2, Class A2, 4.76%, 8/10/38	478	478,376
GMACC, Series 2004-C3, Class A5, 4.864%, 12/10/41	2,000	2,126,370
GSMS, Series 2004-GG2, Class A6, 5.396%, 8/10/38(1)	1,850	1,997,157
JPMCC, Series 2003-C1, Class A2, 4.985%, 1/12/37	1,500	1,563,333
JPMCC, Series 2003-CB7, Class A4, 4.879%, 1/12/38(1)	1,996	2,119,294
JPMCC, Series 2003-LN1, Class A2, 4.92%, 10/15/37(1)	1,700	1,789,201
JPMCC, Series 2004-C1, Class A3, 4.719%, 1/15/38	1,000	1,060,978
JPMCC, Series 2004-CB8, Class A3, 4.007%, 1/12/39	1,449	1,461,306
JPMCC, Series 2005-CB11, Class A3, 5.197%, 8/12/37	1,148	1,168,863
JPMCC, Series 2005-LDP1, Class A3, 4.865%, 3/15/46	1,150	1,211,680
JPMCC, Series 2005-LDP3, Class A3, 4.959%, 8/15/42	2,144	2,207,114
LB-UBS, Series 2002-C4, Class A3, 4.071%, 9/15/26	347	350,425
LB-UBS, Series 2004-C4, Class A4, 5.323%, 6/15/29(1)	2,000	2,154,119
LB-UBS, Series 2004-C8, Class A4, 4.51%, 12/15/29	83	83,006
MLMT, Series 2003-KEY1, Class A4, 5.236%, 11/12/35(1)	1,000	1,070,315
MLMT, Series 2004-BPC1, Class A4, 4.724%, 10/12/41(1)	1,000	1,043,934
MSC, Series 2003-IQ4, Class A2, 4.07%, 5/15/40	1,429	1,478,480
MSC, Series 2003-IQ5, Class A4, 5.01%, 4/15/38	1,672	1,746,583
MSC, Series 2003-IQ6, Class A4, 4.97%, 12/15/41	1,250	1,326,694
MSC, Series 2004-IQ7, Class A4, 5.409%, 6/15/38(1)	1,250	1,350,574
MSC, Series 2004-IQ8, Class A5, 5.11%, 6/15/40(1)	2,250	2,410,735
WBCMT, Series 2003-C5, Class A2, 3.989%, 6/15/35	2,400	2,467,955
WBCMT, Series 2004-C11, Class A5, 5.215%, 1/15/41(1)	1,500	1,609,483
WBCMT, Series 2004-C12, Class A4, 5.316%, 7/15/41(1)	2,065	2,226,255
WBCMT, Series 2005-C17, Class A4, 5.083%, 3/15/42(1)	1,250	1,354,281

Total Commercial Mortgage-Backed Securities (identified cost $91,124,243)		$93,830,436

Call Options Purchased — 0.0%(3)

	Number	Strike	Expiration
Description	of Contracts	Price	Date	Value
S&P 500 Index	134	$1,445.00	8/20/11	$1,675
S&P 500 Index FLEX	121	1,435.00	8/3/11	0
S&P 500 Index FLEX	121	1,450.00	8/4/11	0
S&P 500 Index FLEX	121	1,435.00	8/5/11	0
S&P 500 Index FLEX	134	1,425.00	8/9/11	2
S&P 500 Index FLEX	134	1,425.00	8/11/11	10
S&P 500 Index FLEX	134	1,420.00	8/12/11	34
S&P 500 Index FLEX	134	1,420.00	8/16/11	183
S&P 500 Index FLEX	134	1,440.00	8/18/11	47
S&P 500 Index FLEX	134	1,440.00	8/23/11	205
S&P 500 Index FLEX	134	1,430.00	8/24/11	563
S&P 500 Index FLEX	145	1,410.00	8/26/11	3,499

Total Call Options Purchased (identified cost $68,031)				$6,218

Put Options Purchased — 0.9%

	Number	Strike	Expiration
Description	of Contracts	Price	Date	Value
S&P 500 Index	134	$1,200.00	8/20/11	$119,930
S&P 500 Index	100	1,225.00	12/17/11	452,000
S&P 500 Index	185	1,175.00	3/17/12	935,175
S&P 500 Index	125	1,275.00	3/17/12	1,041,875
S&P 500 Index FLEX	121	1,205.00	8/3/11	2,413
S&P 500 Index FLEX	121	1,220.00	8/4/11	8,865
S&P 500 Index FLEX	121	1,200.00	8/5/11	5,790
S&P 500 Index FLEX	134	1,170.00	8/9/11	7,845
S&P 500 Index FLEX	134	1,165.00	8/11/11	10,939
S&P 500 Index FLEX	134	1,155.00	8/12/11	10,427
S&P 500 Index FLEX	134	1,165.00	8/16/11	24,461
S&P 500 Index FLEX	134	1,190.00	8/18/11	50,316
S&P 500 Index FLEX	134	1,185.00	8/23/11	67,387
S&P 500 Index FLEX	134	1,170.00	8/24/11	56,836
S&P 500 Index FLEX	145	1,130.00	8/26/11	38,785

Total Put Options Purchased (identified cost $3,370,792)				$2,833,044

Short-Term Investments — 60.1%

U.S. Treasury Obligations — 39.2%

	Principal
	Amount
Security	(000’s omitted)	Value
U.S. Treasury Bill, 0.068%, 10/27/11	$40,000	$39,993,465
U.S. Treasury Bill, 0.03%, 8/18/11	40,000	39,999,432
U.S. Treasury Bill, 0.03%, 1/12/12	40,000	39,994,533

Total U.S. Treasury Obligations (identified cost $119,987,430)		$119,987,430

Other Securities — 20.9%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.10%(4)	$63,997	$63,996,827

Total Other Securities (identified cost $63,996,827)		$63,996,827

Total Short-Term Investments (identified cost $183,984,257)		$183,984,257

Total Investments — 96.7% (identified cost $293,353,618)		$296,097,794

Call Options Written — (0.1)%

	Number	Strike	Expiration
Description	of Contracts	Price	Date	Value
S&P 500 Index	134	$1,380.00	8/20/11	$(17,085)
S&P 500 Index FLEX	121	1,370.00	8/3/11	(56)
S&P 500 Index FLEX	121	1,385.00	8/4/11	(11)
S&P 500 Index FLEX	121	1,370.00	8/5/11	(361)
S&P 500 Index FLEX	134	1,360.00	8/9/11	(6,629)
S&P 500 Index FLEX	134	1,360.00	8/11/11	(10,127)
S&P 500 Index FLEX	134	1,355.00	8/12/11	(16,775)
S&P 500 Index FLEX	134	1,355.00	8/16/11	(28,243)
S&P 500 Index FLEX	134	1,375.00	8/18/11	(10,827)
S&P 500 Index FLEX	134	1,375.00	8/23/11	(18,876)
S&P 500 Index FLEX	134	1,365.00	8/24/11	(33,782)
S&P 500 Index FLEX	145	1,350.00	8/26/11	(77,701)

Total Call Options Written (premiums received $1,131,825)				$(220,473)

Put Options Written — (0.5)%

	Number	Strike	Expiration
Description	of Contracts	Price	Date	Value
S&P 500 Index	134	$1,265.00	8/20/11	$(288,100)
S&P 500 Index FLEX	121	1,270.00	8/3/11	(59,854)
S&P 500 Index FLEX	121	1,285.00	8/4/11	(127,963)
S&P 500 Index FLEX	121	1,265.00	8/5/11	(71,050)
S&P 500 Index FLEX	134	1,235.00	8/9/11	(52,773)
S&P 500 Index FLEX	134	1,230.00	8/11/11	(59,581)
S&P 500 Index FLEX	134	1,220.00	8/12/11	(52,398)
S&P 500 Index FLEX	134	1,230.00	8/16/11	(93,148)
S&P 500 Index FLEX	134	1,255.00	8/18/11	(171,708)
S&P 500 Index FLEX	134	1,250.00	8/23/11	(192,281)
S&P 500 Index FLEX	134	1,235.00	8/24/11	(157,530)
S&P 500 Index FLEX	145	1,190.00	8/26/11	(94,514)

Total Put Options Written (premiums received $965,027)				$(1,420,900)

Other Assets, Less Liabilities — 3.9%				$11,679,839

Net Assets — 100.0%				$306,136,260

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ASC	-	Asset Securitization Corp.

BACM	-	Bank of America Commercial Mortgage, Inc.

BSCMS	-	Bear Stearns Commercial Mortgage Securities, Inc.

CGCMT	-	Citigroup Commercial Mortgage Trust

COMM	-	Commercial Mortgage Pass-Through Certificate

CSFB	-	Credit Suisse First Boston Mortgage Securities Corp.

FLEX	-	FLexible EXchange traded option, representing a customized option contract with negotiated contract terms.

GCCFC	-	Greenwich Capital Commercial Funding Corp.

GECMC	-	General Electric Commercial Mortgage Corp.

GMACC	-	GMAC Commercial Mortgage Securities, Inc.

GSMS	-	Goldman Sachs Mortgage Securities Corporation II

JPMCC	-	JPMorgan Chase Commercial Mortgage Securities Corp.

LB-UBS	-	LB-UBS Commercial Mortgage Trust

MLMT	-	Merrill Lynch Mortgage Trust

MSC	-	Morgan Stanley Capital I

WBCMT	-	Wachovia Bank Commercial Mortgage Trust

(1)		Weighted average fixed-rate coupon that changes/updates monthly.

(2)		Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At July 31, 2011, the aggregate value of these securities is $3,355,528 or 1.1% of the Portfolio’s net assets.

(3)		Amount is less than 0.05%.

(4)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2011. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2011 was $122,420.

A summary of open financial instruments at July 31, 2011 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation
9/11	230 S&P 500 E-Mini Index	Short	$(14,544,070)	$(14,816,600)	$(272,530)
9/11	66 U.S. 5-Year Treasury Note	Short	(7,853,371)	(8,015,390)	(162,019)
9/11	102 U.S. 10-Year Treasury Note	Short	(12,491,626)	(12,820,125)	(328,499)

					$(763,048)

Written options activity for the fiscal year to date ended July 31, 2011 was as follows:

	Number of	Premiums
	Contracts	Received
Outstanding, beginning of period	1,823	$1,143,707
Options written	23,812	15,124,776
Options exercised	(4,455)	(3,040,637)
Options expired	(18,020)	(11,130,994)

Outstanding, end of period	3,160	$2,096,852

At July 31, 2011, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective and its use of derivatives the Portfolio is subject to the following risks:

Equity Price Risk: The Portfolio seeks to generate incremental return by writing a series of call and put option spread transactions on an index of common stocks. If the index appreciates or depreciates sufficiently over the period to offset the net premium received, the Portfolio will incur a net loss. The amount of potential loss in the event of a sharp market movement is subject to a cap defined by the difference in strike prices between written and purchased call and put options, and the notional value of the positions. The Portfolio also entered into certain options and futures contracts to hedge against fluctuations in security prices of investments held by Eaton Vance Multi-Strategy Absolute Return Fund (the Fund), which had a 98.6% interest in the Portfolio as of July 31, 2011. The Portfolio serves as the completion portfolio for the Fund.

Interest Rate Risk: The Portfolio holds fixed-rate bonds. The value of these bonds may decrease if interest rates rise. To hedge against this risk, the Portfolio purchases and sells U.S. Treasury futures contracts to hedge against fluctuations in interest rates and to manage its effective duration.

The fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at July 31, 2011 was as follows:

		Fair Value
		Asset	Liability
Risk	Derivative	Derivatives	Derivatives
Equity	Futures Contracts	$—	$(272,530)*
Equity	Purchased Options	2,839,262	—
Equity	Written Options	—	(1,641,373)

		$2,839,262	$(1,913,903)

Interest Rate	Futures Contracts	$—	$(490,518)*

		$—	$(490,518)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts in the Futures Contracts table above.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$293,370,339

Gross unrealized appreciation	$3,736,436
Gross unrealized depreciation	(1,008,981)

Net unrealized appreciation	$2,727,455

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2011, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Corporate Bonds & Notes	$—	$15,443,839	$—	$15,443,839
Commercial Mortgage-Backed Securities	—	93,830,436	—	93,830,436
Call Options Purchased	1,675	4,543	—	6,218
Put Options Purchased	2,548,980	284,064	—	2,833,044
Short-Term Investments —
U.S. Treasury Obligations	—	119,987,430	—	119,987,430
Other Securities	—	63,996,827	—	63,996,827

Total Investments	$2,550,655	$293,547,139	$—	$296,097,794

Liability Description

Call Options Written	$(17,085)	$(203,388)	$—	$(220,473)
Put Options Written	(288,100)	(1,132,800)	—	(1,420,900)
Futures Contracts	(763,048)	—	—	(763,048)

Total	$(1,068,233)	$(1,336,188)	$—	$(2,404,421)

The Portfolio held no investments or other financial instruments as of October 31, 2010 whose fair value was determined using Level 3 inputs. At July 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Effective June 7, 2011, the name of the Portfolio was changed from Multi-Sector Option Strategy Portfolio.

Item 2.	Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
MSAR Completion Portfolio

By:	/s/ Payson F. Swaffield Payson F. Swaffield
President

Date:	September 26, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield Payson F. Swaffield
President

Date:	September 26, 2011

By:	/s/ Barbara E. Campbell Barbara E. Campbell
Treasurer

Date:	September 26, 2011